Comparative Information	12 Months Ended
Dec. 31, 2020
33. Comparative Information
Comparative Information	33. COMPARATIVE INFORMATION These financial statements contain certain reclassifications of prior period amounts to be consistent with the current period presentation, with no effect on net income.